UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2008*

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Mallet Capital Management, LLC

Address:  One Landmark Square
          Stamford, Connecticut 06901

13F File Number: 028-12752

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas J. Sands
Title:  Managing Member
Phone:  203-569-4400


Signature, Place and Date of Signing:


/s/Thomas J. Sands            Stamford, Connecticut          February 17, 2009
----------------              --------------------          --------------------
     [Signature]                [City, State]                       [Date]



* As of December 31, 2008, Mallet Capital Management, LLC no longer exercised investment discretion over securities listed on the Securities and Exchange Commission's Official List of Section 13(f) Securities.

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            None

Form 13F Information Table Entry Total:       0

Form 13F Information Table Value Total:       $0
                                             (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                           COLUMN  2    COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6     COL 7        COLUMN 8

                                                            VALUE     SHRS OR   SH/ PUT/  INVESTMENT    OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL  DISCRETION    MNGRS  SOLE   SHARED  NONE
--------------                 --------------    -----      -------   -------   --- ----  ----------    -----  ----   ------  ----





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